CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)
Compensation expense paid in stock, stock options, warrants or as a result of amortization of stock-based compensation included in selling and general and administrative expenses	$ 100,964	$ 2,471,664	$ 233,474	$ 3,777,921	$ 3,576,194	$ 1,530,646
Interest expense paid in stock, stock options, warrants, or repricing of warrants, and accretion of debt discount	$ 2,390,915	$ 602,729	$ 5,200,842	$ 680,088	$ 963,233	$ 42,351